S000072812 [Member] Investment Strategy - iMGP Dolan McEniry Core Plus Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
The Dolan McEniry Core Plus Fund invests in a diversified portfolio of corporate investment grade bonds, corporate high yield bonds, and U.S. Government and Treasury securities maturing within 10 years or less. The Advisor believes that giving a highly disciplined manager latitude in the types of bonds it can own can confer an advantage over managers who are more tightly constrained to an arbitrary “style box.” This belief underlays the premise of the Dolan McEniry Core Plus Fund to give its sub‑advisor (the “sub‑advisor” or “manager”) broad flexibility but limit the sub‑advisor to its highest-conviction ideas. The Advisor is responsible for recommending which sub‑advisors to hire or remove. Before hiring a sub‑advisor, the Advisor performs extensive due diligence. This includes quantitative and qualitative analysis, including (but not limited to) an evaluation of the investment process, the consistency of its execution and discipline; individual holdings; strategies employed, past mistakes, risk controls, team depth and quality; operations and compliance; and business focus and vision. The Advisor’s evaluation process includes review of literature and documents, quantitative historical performance evaluation, extensive discussions with members of the investment team and firm management and background checks through industry contacts.
All securities will be U.S. dollar denominated, although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation. Under normal market conditions, the Dolan McEniry Core Plus Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in corporate bonds. In addition to investments in corporate bonds issued by U.S. issuers, the Dolan McEniry Core Plus Fund may invest in corporate bonds issued by foreign corporations. With respect to the Dolan McEniry Core Plus Fund’s net assets allocated to investments in corporate bonds, the Dolan McEniry Core Plus Fund invests approximately 75% in corporate bonds that are determined by the sub‑advisor to be investment grade, and approximately 25% in high yield bonds (also known as “junk bonds”). The Dolan McEniry Core Plus Fund’s investments in investment grade corporate bonds will be rated investment grade (BBB‑by Standard & Poor’s or equivalent) by at least one major credit rating agency identified as a nationally recognized statistical rating organization (“NRSRO”), or if unrated, determined to be of comparable quality by the sub‑advisor. The Dolan McEniry Core Plus Fund may invest up to 20% of its net assets in U.S. Government and Treasury securities. The Dolan McEniry Core Plus Fund will not make any change in its investment policy of investing at least 80% of its net assets in corporate bonds without first providing shareholders with at least 60 days’ prior written notice.
The sub‑advisor anticipates that the Dolan McEniry Core Plus Fund’s duration will reflect that of the Bloomberg U.S. Intermediate Credit Index, plus or minus 50%. For example, if the duration of the Bloomberg U.S. Intermediate Credit Index is 5 years, the Dolan McEniry Core Plus Fund’s duration may be 2.5–7.5 years. As of March 31, 2026, the duration of the Bloomberg U.S. Intermediate Credit Index was 4.09 years. Duration measures a bond or fund’s sensitivity to interest rate or other changes (such as changes in a bond’s yield) and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if yields change by 1%. Shorter duration bonds generally result in lower expected volatility.
The Dolan McEniry Core Plus Fund’s investment universe consists of corporate investment grade bonds, high yield bonds, and U.S. Government and Treasury securities maturing within 10 years or less. When making decisions to buy or sell an investment for the Dolan McEniry Core Plus Fund, the sub‑advisor utilizes bottom‑up investment analysis which focuses on credit analysis and selection of undervalued bonds. The sub‑advisor analyzes companies’ financial statements and creates financial models to assess trends in revenue, margins, earnings, cash earnings, investments in working capital and fixed assets, debt levels and cash balances, and other items, ranking each company by risk and return. The sub‑advisor then applies qualitative diligence reviews of each company, taking into consideration pricing, liquidity, event risk and duration to select specific investments for the Dolan McEniry Core Plus Fund’s portfolio. The sub‑advisor’s investment process is designed to identify undervalued corporate bonds – those that trade at wide spreads to U.S. Treasury securities yet are issued by companies that, in the sub‑advisor’s assessment, generate sufficient cash flow to meet their debt obligations. The sub‑advisor ranks securities with equal weighting given to risk (cash flow coverage of debt obligations) and return (spread to U.S. Treasuries). The process identifies what the sub‑advisor deems to be the most undervalued bonds. The sub‑advisor will consider selling a security if the company’s fundamentals deteriorate to an unacceptable degree according to the sub‑advisor’s free cash flow credit analysis; the security has appreciated in price to a level that makes it no longer attractive in the sub‑advisor’s ranking system; or if the sub‑advisor identifies a more attractive investment opportunity. Concentration of investments in certain sectors – including, but not limited to, the consumer staples and industrial sectors – may occur from time to time as a result of the implementation of the Dolan McEniry Core Plus Fund’s investment strategy by the manager, but sector focus is not a principal strategy of the Dolan McEniry Core Plus Fund.